Earnings per Share (Tables)	6 Months Ended
Jun. 30, 2014
Earnings per Share
Schedule of computation of basic and diluted earnings per share
	Three months ended
	June 30, 2014	June 30, 2013
	(in thousands)
Numerator:
Net income	$16,643	$19,539

Denominator (number of shares):
Basic and diluted weighted average common shares outstanding	109,669	109,653

	Six months ended
	June 30, 2014	June 30, 2013
	(in thousands)
Numerator:
Net income	$25,050	$32,971

Denominator (number of shares):	109,669	109,653
Basic and diluted weighted average common shares outstanding